Other operating expenses	12 Months Ended
Dec. 31, 2025
Other expense by nature [Abstract]
Other operating expenses	Other operating expenses

	2025	2024	2023
Turnover tax	524,719,983	419,942,618	582,934,196
Loss on initial recognition of loans bearing below market interest rate	112,481,960	34,961,531	33,433,520
Contributions to the Deposits Guarantee Fund (Note 41)	23,871,317	14,383,350	16,409,043
Others provisions	15,366,596	61,222,919	59,455,607
Damage claims	14,057,172	5,449,311	7,289,360
Adjustment for restatement of dividends in constant currency	3,294,680	16,381,760	—
Loss from sale or impairment of investment properties and other non-financial assets	1,022,274	49,445,726	682,681
Other operating expenses	73,182,216	44,340,154	52,060,723
TOTAL	767,996,198	646,127,369	752,265,130